Other Income-Net (Schedule Of Other Income-Net From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Income-Net [Abstract]
Market value gains related to deferred compensation trusts	$ 4,982	$ 3,499	$ 799
Loss on disposal of property and equipment	(320)	(347)	(441)
Interest income	847	809	426
Other - net	(39)	162	(67)
Total other income	$ 5,470	$ 4,123	$ 717